Schedule of Other Assets (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Other Assets
Accounts receivable and other items	$ 13,440	$ 9,144
Accrued interest	2,396	2,196
Current income tax receivable	5,678	1,862
Defined benefit asset	1,676	637
Insurance-related assets, excluding investments	1,873	2,040
Prepaid expenses	1,439	1,300
Total	$ 26,502	$ 17,179